Loans and financing and Obligations to FIDC quota holders - Schedule of Loans and financing (Details) - BRL (R$) R$ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 30, 2019	Jul. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-current portion			R$ 3,556,460	R$ 524,363
Borrowings			R$ 8,362,389	R$ 6,083,650		R$ 6,746,188
CDI Rate
Disclosure of detailed information about borrowings [line items]
Average annual interest rate			4.42%	2.76%
Obligations to FIDC quota holders
Disclosure of detailed information about borrowings [line items]
Current portion			R$ 1,294,806	R$ 1,960,121
Non-current portion			932,368	2,414,429
Borrowings			2,227,174	4,374,550
Obligation To Fidcar Quota Holders
Disclosure of detailed information about borrowings [line items]
Average annual interest rate	106.00%
Current portion			1,273,675	1,939,645
Non-current portion			932,368	2,174,670
Borrowings			R$ 2,206,043	R$ 4,114,315		3,690,542
Obligation To Fidcar Quota Holders | CDI Rate
Disclosure of detailed information about borrowings [line items]
Average annual interest rate, adjustment to CDI Rate			1.50%	1.50%	1.50%
Average annual interest rate				106.00%
Obligations to FIDC TAPSO quota holders
Disclosure of detailed information about borrowings [line items]
Current portion			R$ 21,131	R$ 20,476
Non-current portion			0	0
Borrowings			R$ 21,131	R$ 20,476		20,352
Obligations to FIDC TAPSO quota holders | CDI Rate
Disclosure of detailed information about borrowings [line items]
Average annual interest rate, adjustment to CDI Rate			1.50%	1.15%
Obligations to FIDC SOMA III quota holders
Disclosure of detailed information about borrowings [line items]
Current portion				R$ 0
Non-current portion				239,759
Borrowings			R$ 0	R$ 239,759		0
Obligations to FIDC SOMA III quota holders | CDI Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Average annual interest rate, adjustment to CDI Rate				4.00%
Obligations to FIDC SOMA III quota holders | CDI Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Average annual interest rate, adjustment to CDI Rate				7.00%
Loans and financing
Disclosure of detailed information about borrowings [line items]
Current portion			2,578,755	R$ 1,184,737
Non-current portion			3,556,460	524,363
Borrowings			6,135,215	1,709,100
Leasing
Disclosure of detailed information about borrowings [line items]
Current portion			66,531	48,856
Non-current portion			206,924	126,005
Borrowings			R$ 273,455	R$ 174,861
Leasing | CDI Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Average annual interest rate			105.70%	105.70%
Leasing | CDI Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Average annual interest rate			151.80%	151.80%
Bonds
Disclosure of detailed information about borrowings [line items]
Current portion			R$ 4,592
Non-current portion			2,760,018
Borrowings			R$ 2,764,610	R$ 0
Bonds | CDI Rate
Disclosure of detailed information about borrowings [line items]
Average annual interest rate, adjustment to CDI Rate			3.15%
Bank borrowings
Disclosure of detailed information about borrowings [line items]
Current portion			R$ 2,108,123	390,830
Non-current portion			589,518	0
Borrowings			R$ 2,697,641	R$ 390,830		1,777,083
Bank borrowings | CDI Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Average annual interest rate, adjustment to CDI Rate			0.75%	0.68%
Bank borrowings | CDI Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Average annual interest rate, adjustment to CDI Rate			1.50%	1.20%
Loans with private entities
Disclosure of detailed information about borrowings [line items]
Current portion				R$ 745,051
Non-current portion				0
Borrowings			R$ 0	R$ 745,051		738,456
Loans with private entities | CDI Rate
Disclosure of detailed information about borrowings [line items]
Average annual interest rate				109.80%
Debentures
Disclosure of detailed information about borrowings [line items]
Current portion			399,509	R$ 0
Non-current portion			0	398,358
Borrowings			R$ 399,509	R$ 398,358		R$ 394,997
Debentures | CDI Rate
Disclosure of detailed information about borrowings [line items]
Average annual interest rate		109.00%	109.00%	109.00%